Discontinued Operations - Schedule of Reconciliation of Carrying Amounts of Major Classes of Assets and Liabilities Included as Part of Discontinued Operations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,175	$ 2,594	$ 26,191	$ 32,336
Short-term derivative instruments	227,991	131,471
Total current assets	345,541	321,536
Long-term derivative instruments	91,292	123,567
Current liabilities:
Accounts payable - affiliates	5,016	160
Revenues payable	34,026	21,807
Total current liabilities	91,779	159,946
Long-term debt	1,012,064	770,545
Asset retirement obligations	10,079	9,829	$ 10,243
MEMP GP, Beta Operating Company, LLC and MEMP Services LLC | Discontinued Operations [Member]
Current assets:
Cash and cash equivalents	2,175	2,594
Accounts receivable	61,403	98,498
Short-term derivative instruments	272,320	208,585
Prepaid expenses and other current assets	9,643	11,859
Total current assets	345,541	321,536
Property and equipment, net	1,946,937	2,471,011
Long-term derivative instruments	461,809	311,802
Restricted investments	152,631	77,361
Other long-term assets	5,053	5,062
Total assets	2,911,971	3,186,772
Current liabilities:
Accounts payable	8,792	24,813
Accounts payable - affiliates	193	464
Revenues payable	27,021	35,545
Accrued liabilities	52,923	95,835
Short-term derivative instruments	2,850	3,289
Total current liabilities	91,779	159,946
Long-term debt	2,000,579	1,574,147
Asset retirement obligations	162,989	112,702
Long-term derivative instruments	1,441
Deferred tax liabilities	2,094	32,347
Total liabilities	$ 2,258,882	$ 1,879,142